Employee Benefit Plans (Amounts Recognized in AOCI and Regulatory Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in AOCI and Regulatory Assets
Regulatory assets	$ 3,105	$ 3,620
Defined benefit pension plans
Change in AOCI and Regulatory Assets
Beginning Balance	22
Amortized in current period	1	8
Ending Balance	61	22
Actuarial losses	53	15
Past service gains	0	0
Deferred income tax expense (recovery)	8	7
AOCI, net of tax	61	22
Regulatory assets	324	336
AOCI, net of tax and regulatory assets	385	358
Defined benefit pension plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	336
Amortized in current period	(6)
Current year additions (reductions)	1
Change in FX rate	(7)
Ending Balance	324	336
Defined benefit pension plans | Actuarial (gains) losses
Change in AOCI and Regulatory Assets
Beginning Balance	15
Amortized in current period	(3)
Current year additions (reductions)	41
Change in FX rate	0
Ending Balance	53	15
Defined benefit pension plans | Past service costs (gains)
Change in AOCI and Regulatory Assets
Beginning Balance	0
Amortized in current period	0
Current year additions (reductions)	0
Change in FX rate	0
Ending Balance	0	0
Non-pension Benefit Plans
Change in AOCI and Regulatory Assets
Beginning Balance	(9)
Amortized in current period	(3)	0
Ending Balance	(9)	(9)
Actuarial losses	(8)	(10)
Past service gains	(2)	0
Deferred income tax expense (recovery)	1	1
AOCI, net of tax	(9)	(9)
Regulatory assets	29	31
AOCI, net of tax and regulatory assets	20	22
Non-pension Benefit Plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	31
Amortized in current period	2
Current year additions (reductions)	(3)
Change in FX rate	(1)
Ending Balance	29	31
Non-pension Benefit Plans | Actuarial (gains) losses
Change in AOCI and Regulatory Assets
Beginning Balance	(10)
Amortized in current period	3
Current year additions (reductions)	(1)
Change in FX rate	0
Ending Balance	(8)	(10)
Non-pension Benefit Plans | Actuarial (gains) losses | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	0
Amortized in current period	0
Current year additions (reductions)	(3)
Change in FX rate	1
Ending Balance	(2)	0
Non-pension Benefit Plans | Past service costs (gains)
Change in AOCI and Regulatory Assets
Beginning Balance	0
Amortized in current period	0
Current year additions (reductions)	(3)
Change in FX rate	1
Ending Balance	$ (2)	$ 0